Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of geographical areas
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2020	2019
China	$54,267	$47,132
Germany	23,032	30,604
U.S.	8,010	13,228
UK	7,876	2,794
Belgium	2,673	5,408
Japan	2,695	2,743
Canada	1,259	441
Denmark	1,171	1,701
France	1,090	287
Taiwan	1,008	216
Norway	436	478
Spain	128	20
Netherlands	38	115
Finland	36	65
Switzerland	—	359
Other countries	158	132
	$103,877	$105,723

Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2020	2019
Canada	$88,128	$82,665
U.S.	4,107	4,836
China	27,577	21,663
Denmark	1,472	1,629
	$121,284	$110,793